Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combinations
BUSINESS COMBINATIONS
Acquisition of HOSSM
On October 31, 2016, Hydro One acquired HOSSM, an Ontario regulated electricity transmission business operating along the eastern shore of Lake Superior, north and east of Sault Ste. Marie, Ontario from Brookfield Infrastructure Holdings Inc. The total purchase price for HOSSM was approximately $376 million, including the assumption of approximately $150 million in outstanding indebtedness. During 2017, the Company completed the final determination of the fair value of assets acquired and liabilities assumed with no significant changes, which resulted in a total goodwill of approximately $157 million arising from the HOSSM acquisition. The difference between the preliminary and final purchase price allocation to fair value of assets acquired and liabilities related to a $2 million decrease in deferred income tax liabilities which resulted in a corresponding decrease to goodwill. The following table summarizes the final fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Cash and cash equivalents	5
Property, plant and equipment	221
Intangible assets	1
Regulatory assets	50
Goodwill	157
Working capital	(2)
Long-term debt	(186)
Pension and post-employment benefit liabilities, net	(5)
Deferred income taxes	(15)
226

Goodwill arising from the HOSSM acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and HOSSM. HOSSM contributed revenues of $6 million and less than $1 million of net income to the Company’s consolidated financial results for the year ended December 31, 2016. All costs related to the acquisition have been expensed through the Consolidated Statements of Operations and Comprehensive Income. HOSSM’s financial information was not material to the Company’s consolidated financial results for the year ended December 31, 2016 and therefore, has not been disclosed on a pro forma basis.
Agreement to Purchase Orillia Power
On August 15, 2016, the Company reached an agreement to acquire Orillia Power Distribution Corporation (Orillia Power), an electricity distribution company located in Simcoe County, Ontario, from the City of Orillia for approximately $41 million, including the assumption of approximately $15 million in outstanding indebtedness and regulatory liabilities, subject to closing adjustments. The acquisition is subject to regulatory approval by the OEB.